Pensions and Other Post Employment Benefit Plans	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Pensions and Other Post Employment Benefit Plans
11.
PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT PLANS

The Company’s Swiss pension plan is classified as a defined benefit plan under IFRS. Employees of the Icelandic, French, Hong Kong and American subsidiaries are covered by local post-retirement defined contribution plans.

(A)
Iceland pension

Pension costs are charged to the income statement when incurred. CHF 112 thousand, CHF 117 thousand and CHF 127 thousand were recorded related to Iceland pension expenses in 2022, 2021 and 2020, respectively.

(B)
French retirement plan

Pension costs are charged to the income statement when incurred. In 2022, pension costs amounted to CHF 42 thousand, CHF 47 thousand in 2021 and CHF 20 thousand in 2020.

(C)
U.S. retirement plan

The U.S. entity adopted a 401(k) defined contribution plan effective December 1, 2020. There were no employer contributions made and plan administration cost was immaterial in 2022, 2021 and 2020.

(D)
Hong Kong

Pension costs are charged to the income statement when incurred. In 2022, pension costs amounted to CHF 4 thousand. The subsidiary in Hong Kong did not employ any personnel in 2021 and 2020. Consequently, there was no pension expense in 2021 and 2020.

(E)
Switzerland pension plan

The Company’s Swiss entity is affiliated to a collective foundation administrating the pension plans of various unrelated employers that qualifies as defined benefit plan under IAS 19. For employees in Switzerland, the pension fund provides post-employment, death-in-service and disability benefits in accordance with the Swiss Federal Law on Occupational Retirement, Survivor’s and Disability Pension Plans which specifies the minimum benefits that are to be provided.

The pension plan of the Company’s Swiss entity is fully segregated from the ones of other participating employers. The collective foundation has reinsured all risks with an insurance company. The most senior governing body of the collective foundation is the Board of Trustees. All governing and administration bodies have an obligation to act in the interests of the plan beneficiaries.

The retirement benefits are based on the accumulated retirement capital, which is made of the yearly contributions towards the old age risk by both employer and employee and the interest thereon until retirement. The employee contributions are determined based on the insured salary, depending on the age, staff level and saving amount of the beneficiary. The interest rate is determined annually by the governing body of the collective plan in accordance with the legal framework, which defines the minimum interest rates.

If an employee leaves the pension plan before reaching retirement age, the law provides for the transfer of the vested benefits to a new pension plan. These vested benefits comprise the employee and the employer contributions plus interest, the money originally brought into the pension plan by the beneficiary and an additional legally stipulated amount. On reaching retirement age, the plan beneficiary may decide whether to withdraw the benefits in the form of an annuity or (entirely or partly) as a lump-sum payment. The annuity is calculated by multiplying the balance of the retirement capital with the applicable conversion rate.

All actuarial risks of the plan, e.g. old age, invalidity and death-in-service or investment, are fully covered by insurance. However, the collective foundation is able to withdraw from the contract with the Company at any time, in which case the Company would be required to join another pension plan. In addition, the risk premiums may be adjusted by the insurance company periodically.

The Company's Swiss pension plan is fully reinsured with Swiss Life (“Swiss Life Business Protect”), therefore the plan assets are 100% covered by an insurance contract. The insurance company bearing the investment risk is also making these investments on behalf of the collective foundation. As a result, the assets of the plan consist of a receivable from the insurance police.

The assets are invested by the pension plan, to which many companies contribute, in a diversified portfolio that respects the requirements of the Swiss Law. The insurance policy has been treated as a qualifying insurance policy and therefore the pension assets are presented as one asset and are not desegregated and presented in classes that distinguish the nature and risks of those assets.

The following tables summarize the components of net benefit expense recognized in the income statement, amounts recognized in the balance sheet and gains/(losses) recognized in other comprehensive loss.

in CHF thousands	For the Years Ended December 31,
Actuarial gains / (losses) recognized in other comprehensive loss:	2022	2021
On plan assets	26	18
On obligation	718	70
Total	744	88

in CHF thousands	For the Years Ended December 31,
Net benefit expense (recognized in personnel costs):	2022	2021
Current service cost	(446)	(296)
Interest cost on benefit obligation	(31)	(8)
Interest income	26	6
Impact of plan changes	37	151
Administration cost	(6)	(3)
Net benefit income / (expense)	(420)	(150)

in CHF thousands	As of December 31,
Benefit asset / (liability)	2022	2021
Defined benefit obligation	(6,494)	(5,666)
Fair value of plan assets	6,403	4,821
Net benefit asset / (liability)	(91)	(845)

The impact of plan changes relates mainly to the changes of applicable rates for converting mandatory savings when employees do retire (see also below).

Changes in the present value of the defined benefit obligation are as follows:

	For the Years Ended December 31,
in CHF thousands	2022	2021
Defined benefit obligation at 1 January	(5,666)	(5,231)
Interest cost	(31)	(8)
Current service cost	(446)	(296)
Administrative expenses	(6)	(3)
Contributions paid by participants	(1,686)	(1,702)
Employees' contributions	(185)	(126)
Benefits deposited	770	1,479
Impact of plan changes	37	151
Actuarial gain on obligation	718	70
Defined benefit obligation at December 31,	(6,494)	(5,666)

Changes in the fair value of plan assets are as follows:

	For the Years Ended December 31,
in CHF thousands	2022	2021
Fair value of plan assets at 1 January	4,821	4,159
Expected return	26	6
Contributions by employer	429	289
Contributions by employees	185	126
Benefits paid from plan assets	(770)	(1,479)
Contributions paid by participants	1,686	1,702
Actuarial gains / (losses)	26	18
Fair value of plan assets at December 31,	6,403	4,821

The Group expects to contribute CHF 431 thousand to its defined benefit pension plan in 2023. The average duration of the plan was 14.0 years and 16.6 years as of December 31, 2022 and 2021, respectively.

The principal assumptions used in determining pension benefit obligations for the Group's plan are shown below:

	As of December 31,
	2022	2021
Discount rate	2.30%	0.35%
Future salary increases	1.20%	1.00%
Future pensions increases	0.00%	0.00%
Retirement age	M65/W64	M65/W64
Demographic assumptions	BVG 2020 GT	BVG 2020 GT

In regard to the underlying estimates for the calculation of the defined benefit pension liabilities the Company updated, among other minor updates, the discount rate assumption to 2.30% as of December 31, 2022, 0.35% as of December 31, 2021 and 0.15% as of December 31, 2020. The change of estimate was due to major changes in the Swiss interest environment driven by increasing inflation. All the actuarial assumptions changes resulted in an actuarial gain of defined benefit pension liabilities of CHF 719 thousand. The net result is a reduction of defined benefit pension liabilities of CHF 845 thousand as of December 31, 2021 to CHF 91 thousand as of December 31, 2022. Furthermore, the assumption for future salary increases has been adjusted to 1.20% (1.00% in 2021 and 2020). Other assumptions for defined benefit pension liabilities remain unchanged.

In 2022, the guaranteed interest to be credited to employees' savings was 1.0% (same as in 2021) for mandatory retirement savings, and 0.25% for supplementary retirement savings. Given current Swiss interest environment, the Company updated the estimated interest to be credited to employees’ savings up to 2.30%. The applicable rate for converting mandatory savings at age 65 for male and 64 for female employees retiring in 2022was 6.50% and will be reduced to 6.20% for 2023 and 5.90% for 2024 and subsequent years. The rate for converting supplementary savings to an annuity decreases from 4.71% in 2022, to 4.49% in 2023 and subsequent years for male employees and decreases from 4.76% in 2022 to 4.54% in 2023 and subsequent years for female employees.

Sensitivity analysis

A quantitative sensitivity analysis for significant assumptions as of December 31, 2022 and 2021 is shown below:

in CHF thousands	Discount rate		Future salary increase		Mortality assumptions
Assumptions as of December 31, 2022	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(6,274)	(6,741)	(6,527)	(6,462)	(6,553)	(6,429)
Decrease / (increase) from actual defined benefit obligation	221	(247)	(32)	32	(58)	65

Assumptions as of December 31, 2021	+0.25%	-0.25%	+0.50%	-0.50%	+1 year	-1 year
Potential defined benefit obligation	(5,442)	(5,922)	(5,681)	(5,652)	(5,750)	(5,614)
Decrease / (increase) from actual defined benefit obligation	224	(256)	(15)	14	(84)	52

The sensitivity analysis above is subject to limitations and has been determined based on a method that extrapolates the impact on net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.